Business Combinations and Dispositions (Activities in 2012-Divestiture of Mochi) (Narrative) (Details) (CNY)	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Business Acquisition [Line Items]
Contribution to Shanda related to disposition of Mochi Media, Inc.	243,362,000
Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Contribution to Shanda related to disposition of Mochi Media, Inc.	243,972,000
Accumulated Other Comprehensive Income [Member]
Business Acquisition [Line Items]
Contribution to Shanda related to disposition of Mochi Media, Inc.	(610,000)
Shanda Online [Member]
Business Acquisition [Line Items]
Percentage of equity interest of Shanda Online acquired in exchange for transfer of Mochi		6.24%
Mochi [Member] | Shanda Online [Member]
Business Acquisition [Line Items]
Percentage of equity interest transferred		100.00%
Net carrying amount of deconsolidated subsidiary - Mochi		370,700,000
Investment in affiliated companies		127,400,000
Contribution to Shanda related to disposition of Mochi Media, Inc.		243,400,000
Mochi [Member] | Shanda Online [Member] | Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Contribution to Shanda related to disposition of Mochi Media, Inc.		(244,000,000)
Mochi [Member] | Shanda Online [Member] | Accumulated Other Comprehensive Income [Member]
Business Acquisition [Line Items]
Contribution to Shanda related to disposition of Mochi Media, Inc.		600,000